TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	2024	2023
Accounts receivable	49,342,819	49,266,625
Accounts receivable in litigations	2,395,425	4,101,086
Notes receivable	524	11,589
Foreign customers	-	352,140
Subtotal	51,738,768	53,731,440
Allowance for doubtful accounts	(2,489,495)	(4,192,048)
Total	49,249,273	49,539,392
The trade receivables disclosed above are carried at amortized cost.
Interest is recognized on overdue trade receivables at current market rates. The Group measures the allowance for doubtful receivables for an amount equal to the losses expected throughout the life of the receivable. The provision is initially based on the Group’s historical observed default rates and it is complemented by a case by case analysis to identify special circumstances on individual customers and/or transactions. This historical percentage should consider the expectations of future credit collectability and therefore the estimated changes in behavior.
Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2024 and 2023. Accounts receivable aging is as follows:

	2024	2023
To expire	26,346,865	31,904,043
Past due:
0 to 30 days	17,474,236	15,308,157
31 to 60 days	1,481,764	978,918
61 to 90 days	1,003,378	607,392
More than 90 days	5,432,525	4,932,930
Total	51,738,768	53,731,440
Trade receivables disclosed above include certain amounts (see aging analysis below) that are past due at the end of each reporting period, but for which the Group has not recognized an allowance for doubtful receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.
Aging of past due, but not impaired, accounts receivable is as follows:

	2024	2023
Past due:
0 to 30 days	17,474,236	15,308,157
31 to 60 days	1,481,764	978,918
61 to 90 days	1,003,378	607,392
More than 90 days	2,943,030	740,882
Total	22,902,408	17,635,349
Average age of overdue balances (in days)	30	22

The average aging of past due and impaired accounts receivable is as follows:

	2024	2023
Past due:
More than 90 days	2,489,495	4,192,048
Total	2,489,495	4,192,048
In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the receivable from the date the credit was initially granted up to the end of each reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and independent, collection terms are short and there exists credit limit controls applicable to each individual sale transaction.
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2023	2,894,340
Increases	4,055,385
Gain on net monetary position	(2,755,641)
Decreases (*)	(2,036)
Balance as of December 31, 2023	4,192,048
Increases, net of recoveries	655,007
Gain on net monetary position	(2,357,716)
Decreases (*)	156
Balance as of December 31, 2024	2,489,495
(*)It includes allocation of provisions for specific purposes.